TRADE AND OTHER RECEIVABLES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of finance lease and operating lease by lessor [line items]
Trade receivables, net impairment losses provision	$ 3,590	$ 3,171	$ 2,812	$ 2,205
Prepayments of impairment	1,651	757
Finance lease receivable	1,185	1,330
More than five years [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Finance lease receivable	$ 685	$ 788